Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2016	Mar. 31, 2015
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 14,130	¥ 12,679
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	14,130	12,679
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(12,167)	(10,845)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(599)	(662)
Derivative assets, Net amounts	[1]	1,364	1,172
Receivables under resale agreements, Gross amounts recognized	[1]	7,490	8,506
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	7,490	8,506
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(7,461)	(8,462)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under resale agreements, Net amounts	[1]	29	44
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	3,327	4,007
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	3,327	4,007
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(3,318)	(3,996)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	9	11
Financial assets, Gross amounts recognized, Total	[1]	24,947	25,192
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	24,947	25,192
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(22,946)	(23,303)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(599)	(662)
Financial assets, Net amounts, Total	[1]	1,402	1,227
Derivative liabilities, Gross amounts recognized	[1]	13,652	12,306
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	13,652	12,306
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(12,043)	(10,706)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(748)	(561)
Derivative liabilities, Net amounts	[1]	861	1,039
Payables under repurchase agreements, Gross amounts recognized	[1]	16,507	19,494
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	16,507	19,494
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(16,464)	(19,378)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under repurchase agreements, Net amounts	[1]	43	116
Payables under securities lending transactions, Gross amounts recognized	[1]	2,538	2,246
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	2,538	2,246
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(2,531)	(2,242)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under securities lending transactions, Net amounts	[1]	7	4
Financial liabilities, Gross amounts recognized, Total	[1]	32,697	34,046
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	32,697	34,046
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(31,038)	(32,326)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(748)	(561)
Financial liabilities, Net amounts, Total	[1]	¥ 911	¥ 1,159

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter ("OTC") and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.